SEGMENT REPORTING - Schedule of the Company's Revenues Generated by Geographic Location of Customers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 79,661,792	$ 73,502,883	$ 119,117,024
CHINA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	16,901,791	16,557,196	24,470,827
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	13,895,115	4,388,241	9,277,514
CANADA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	0	15,557,800	0
ROMANIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	0	5,709,713	3,193,215
UK
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	0	655,102	3,853,687
SPAIN
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	2,839,291	0	0
FRANCE
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	96,210	152,548	730,962
Poland
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	24,943,755	10,008,838	59,884,835
Hungary
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 20,985,630	$ 20,473,445	$ 17,705,984